Investment in Securities (Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Trading securities	[1]	¥ 725,821	¥ 1,190,131
Available-for-sale securities		1,347,890	1,356,840
Held-to-maturity securities		114,858	115,599
Other securities		156,223	183,687
Total		¥ 2,344,792	¥ 2,846,257

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥1,165,347 million and ¥704,313 million as of March 31, 2015 and March 31, 2016, respectively.